Restructuring, Impairment, and Plant Closing and Transition Costs - Narrative (Details) - USD ($)	3 Months Ended		33 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2024
Restructuring, impairment and plant closing costs
Plant shut down costs	$ 4,000,000	$ 0
Accelerated depreciation	2,000,000	0
Cash charges	5,000,000	14,000,000
Duisburg, Germany | Facility closing
Restructuring, impairment and plant closing costs
Additional restructuring charges remaining	4,000,000
Duisburg, Germany | Facility closing | Titanium Dioxide
Restructuring, impairment and plant closing costs
Restructuring charges	0	11,000,000
Additional restructuring charges remaining	3,000,000
Duisburg, Germany | Facility closing | Performance Additives
Restructuring, impairment and plant closing costs
Additional restructuring charges remaining	1,000,000
Calais, France | Facility closing | Titanium Dioxide
Restructuring, impairment and plant closing costs
Restructuring charges	1,000,000	1,000,000
Additional restructuring charges remaining	10,000,000
Pori, Finland | Titanium Dioxide
Restructuring, impairment and plant closing costs
Plant shut down costs	4,000,000
Pori, Finland | Facility closing | Titanium Dioxide
Restructuring, impairment and plant closing costs
Restructuring charges		2,000,000
Additional restructuring charges remaining	34,000,000
Other restructuring costs	9,000,000
Restructuring and related cost, incurred cost	5,000,000
Plant shut down costs	3,000,000	1,000,000
Accelerated depreciation	$ 2,000,000
Employee benefits		1,000,000
Cash charges		$ 2,000,000
Pori, Finland | Facility closing | Titanium Dioxide | Forecast
Restructuring, impairment and plant closing costs
Plant shut down costs			$ 28,000,000
Accelerated depreciation			1,000,000
Employee benefits			3,000,000
Cash charges			31,000,000
Write off of other assets			2,000,000
Other plant closure costs			$ 3,000,000